Lease (Details)		12 Months Ended
	Feb. 28, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)
Lease [Abstract]
Monthly lease payment	$ 42,988
Short-term lease payments		$ 2,742	$ 21,494
Fixed lease cost		$ 32,899	$ 257,928